Significant Accounting Policies - Summary of Advertising and Promotional Service Providers (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 item	Dec. 31, 2021 item
Advertising and promotional service providers
Allowance for credit loss provision	¥ 90.7	$ 12.8
Advertising and promotional service expense
Advertising and promotional service providers
Number of service providers that accounted for 10% or more of the Group's advertising and promotional expenses	121	121	182	198
Advertising and promotional service expense | Supplier concentration risk
Advertising and promotional service providers
Number of service providers that accounted for 10% or more of the Group's advertising and promotional expenses	3	3	2	2
Advertising and promotional service expense | Customer concentration risk | Major customers for advertising business
Advertising and promotional service providers
Total percentage of the Group's advertising and promotional expenses that were paid to these service providers who accounted for 10% or more of the Group's advertising and promotional service expenses	59.40%	59.40%	35.70%	44.90%